UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments:

Putnam Global Technology Fund

The fund's portfolio
5/31/18 (Unaudited)

COMMON STOCKS (95.7%)(a)
			Shares	Value

Electronic equipment, instruments, and components (4.4%)

Sunny Optical Technology Group Co., Ltd. (China)			322,200	$6,488,458

Walsin Technology Corp. (Taiwan)			769,000	9,876,777

				16,365,235
Health-care equipment and supplies (1.5%)

Hoya Corp. (Japan)			92,600	5,476,046

				5,476,046
Industrial conglomerates (2.4%)

Toshiba Corp. (Japan)(NON)			3,215,000	9,016,946

				9,016,946
Internet and direct marketing retail (3.3%)

Amazon.com, Inc.(NON)			6,263	10,206,310

Vipshop Holdings, Ltd. ADR (China)(NON)			176,928	2,066,519

				12,272,829
Internet software and services (31.5%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			55,097	10,909,757

Alphabet, Inc. Class C(NON)			31,231	33,885,323

Delivery Hero Holding GmbH (Germany)(NON)			97,610	4,488,187

Facebook, Inc. Class A(NON)			128,431	24,630,497

GoDaddy, Inc. Class A(NON)			137,682	9,856,654

Instructure, Inc.(NON)			90,866	3,907,238

LogMeIn, Inc.			52,129	5,624,719

Okta, Inc.(NON)			173,393	9,746,421

Tencent Holdings, Ltd. (China)			208,600	10,515,036

Yandex NV Class A (Russia)(NON)			145,038	4,861,674

				118,425,506
IT Services (9.3%)

DXC Technology Co.			122,748	11,306,318

Fidelity National Information Services, Inc.			40,423	4,132,039

InterXion Holding NV (Netherlands)(NON)			53,572	3,421,108

Visa, Inc. Class A			121,468	15,878,297

				34,737,762
Leisure products (1.1%)

Universal Entertainment Corp. (Japan)			81,400	4,208,621

				4,208,621
Media (1.2%)

Discovery Communications, Inc. Class C(NON)			228,679	4,520,984

				4,520,984
Semiconductors and semiconductor equipment (15.3%)

Ferrotec Holdings Corp. (Japan)			276,900	5,551,309

NXP Semiconductor NV(NON)			98,492	11,228,088

ON Semiconductor Corp.(NON)			246,218	6,187,458

Qualcomm, Inc.			127,727	7,423,493

SCREEN Holdings Co., Ltd. (Japan)			88,600	7,485,211

Sino-American Silicon Products, Inc. (Taiwan)			2,450,000	11,443,335

STMicroelectronics NV (France)			340,758	8,111,837

				57,430,731
Software (22.8%)

Activision Blizzard, Inc.			105,594	7,487,671

Bottomline Technologies (de), Inc.(NON)			160,432	7,630,146

Everbridge, Inc.(NON)(S)			134,840	6,212,079

Micro Focus International PLC ADR (United Kingdom)(S)			288,633	5,108,804

Microsoft Corp.			362,049	35,784,922

NCSOFT Corp. (South Korea)			11,012	3,601,763

RealPage, Inc.(NON)			103,349	6,071,754

RingCentral, Inc. Class A(NON)			48,310	3,659,483

Talend SA ADR(NON)			176,368	10,014,175

				85,570,797
Technology hardware, storage, and peripherals (2.9%)

Casetek Holdings, Ltd. (Taiwan)			1,592,131	3,983,926

Samsung Electronics Co., Ltd. (South Korea)			145,300	6,820,537

				10,804,463

Total common stocks (cost $287,447,280)				$358,829,920

WARRANTS (2.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	2/11/19	$0.00	680,000	$4,159,037

Shengyi Technology Co., Ltd. 144A (China)	5/24/19	0.00	3,550,765	5,025,763

Total warrants (cost $9,851,220)				$9,184,800

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $152,246) (Private)(NON)(F)(RES)			$4,502	$148,322

Total convertible preferred stocks (cost $152,246)				$148,322

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (—%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 4/1/30(i)			$136,280	$136,103

Total U.S. government and agency mortgage obligations (cost $136,103)				$136,103

SHORT-TERM INVESTMENTS (6.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.06%(AFF)		Shares	12,642,425	$12,642,425

Putnam Short Term Investment Fund 1.94%(AFF)		Shares	9,530,970	9,530,970

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67%(P)		Shares	110,000	110,000

U.S. Treasury Bills 1.478%, 6/7/18SEGSF			$123,000	122,968

U.S. Treasury Bills 1.886%, 8/9/18SEGSF			222,000	221,212

Total short-term investments (cost $22,627,577)				$22,627,575

TOTAL INVESTMENTS

Total investments (cost $320,214,426)				$390,926,720

FORWARD CURRENCY CONTRACTS at 5/31/18 (aggregate face value $50,379,390) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	6/20/18	$3,891,905	$4,095,516	$203,611
	Canadian Dollar	Buy	7/18/18	1,916,456	1,931,740	(15,284)
	Euro	Buy	6/20/18	1,329,050	1,438,005	(108,955)
Barclays Bank PLC
	British Pound	Buy	6/20/18	3,129,728	3,359,095	(229,367)
	British Pound	Sell	6/20/18	3,129,728	3,144,315	14,587
	Hong Kong Dollar	Buy	8/16/18	9,079	9,077	2
Citibank, N.A.
	Euro	Buy	6/20/18	2,345,705	2,360,824	(15,119)
	Euro	Sell	6/20/18	2,345,705	2,464,950	119,245
	Japanese Yen	Sell	8/16/18	2,854,402	2,834,695	(19,707)
Credit Suisse International
	Swedish Krona	Buy	6/20/18	496,796	533,786	(36,990)
Goldman Sachs International
	British Pound	Buy	6/20/18	354,414	367,336	(12,922)
	British Pound	Sell	6/20/18	354,414	353,901	(513)
	Chinese Yuan (Offshore)	Sell	8/16/18	3,540,228	3,562,406	22,178
	Euro	Buy	6/20/18	1,924,459	2,069,400	(144,941)
HSBC Bank USA, National Association
	Euro	Buy	6/20/18	941,864	931,811	10,053
	Euro	Sell	6/20/18	941,864	990,030	48,166
JPMorgan Chase Bank N.A.
	Euro	Buy	6/20/18	3,591,770	3,736,730	(144,960)
	Euro	Sell	6/20/18	3,591,770	3,775,517	183,747
	Japanese Yen	Sell	8/16/18	4,458,446	4,415,756	(42,690)
	Swedish Krona	Buy	6/20/18	1,346,624	1,407,887	(61,263)
State Street Bank and Trust Co.
	British Pound	Buy	6/20/18	1,032,910	1,031,414	1,496
	British Pound	Sell	6/20/18	1,032,910	1,115,059	82,149
	Canadian Dollar	Buy	7/18/18	603,530	608,295	(4,765)
	Israeli Shekel	Buy	7/18/18	888,199	905,510	(17,311)
	Japanese Yen	Sell	8/16/18	1,013,077	1,006,000	(7,077)
WestPac Banking Corp.
	Euro	Buy	6/20/18	942,917	932,861	10,056
	Euro	Sell	6/20/18	942,917	997,474	54,557

Unrealized appreciation						749,847

Unrealized (depreciation)						(861,864)

Total						$(112,017)
* The exchange currency for all contracts listed is the United States Dollar.

WHEN-ISSUED SECURITIES SOLD at 5/31/18 (Unaudited)

COMMON STOCKS (—%)(a)	Shares	Value

IT Services (—%)
Perspecta, Inc.(NON)(WIS)	2,677	$66,604

Total when-issued securities sold (proceeds receivable $69,440)		$66,604

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2017 through May 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $375,014,670.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $148,322, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,132,370	$137,700,743	$138,190,688	$192,046	$12,642,425
	Putnam Short Term Investment Fund**	10,893,828	150,204,900	151,567,758	87,512	9,530,970

	Total Short-term investments	$24,026,198	$287,905,643	$289,758,446	$279,558	$22,173,395
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $12,642,425, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,343,290.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $344,163.
(WIS)	When-issued security.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $534,168 to cover certain derivative contracts and when-issued securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.8%
	China	10.4
	Japan	8.4
	Taiwan	6.7
	South Korea	2.8
	France	2.1
	United Kingdom	1.4
	Russia	1.3
	Germany	1.2
	Netherlands	0.9

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments (including when-issued securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $453,132 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $344,163 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$16,793,813	$4,208,621	$—
Health care	—	5,476,046	—
Industrials	—	9,016,946	—
Information technology	244,968,118	78,366,376	—
Total common stocks	261,761,931	97,067,989	—
Convertible preferred stocks	—	—	148,322
U.S. government and agency mortgage obligations	—	136,103	—
Warrants	—	9,184,800	—
Short-term investments	9,640,970	12,986,605	—

Totals by level	$271,402,901	$119,375,497	$148,322

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(112,017)	$—
When-issued securities sold	(66,604)	—	—

Totals by level	$(66,604)	$(112,017)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$749,847	$861,864
Equity contracts	9,184,800	—

Total	$9,934,647	$861,864

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$48,400,000
Warrants (number of warrants)		1,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 27, 2018